Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets
COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average
	useful lives	December 31,
		2016	2015
Original cost:
Technology	12	$234,081	$234,805
Customer relations	12	169,695	170,692
Trademarks and other	11	161,019	158,666
		564,795	564,163
Accumulated amortization:
Technology		172,649	150,516
Customer relations		157,179	151,421
Trademarks and other		125,566	114,604
		455,394	416,541
Amortized cost		$109,401	$147,622

Estimated Aggregate Amortization Expense	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2017		$24,545
2018		21,893
2019		21,054
2020		16,755
2021	and thereafter	25,154
		109,401

Schedule Of Goodwill
Changes in goodwill during 2016 were as follows:

2016
Balance, at January 1	$622,654
Reduction related to deconsolidation of a subsidiary (1)	(1,206)
Net translation differences (2)	(4,451)
Balance, at December 31	$616,997

(1)	See Note 6(B)(5).

(2)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.